INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES BENEFITS	Income tax expense (benefits)
	For the six months ended June 30,
	2022	2021

Current tax expense (benefit)	$1,370	$3,229
Deferred tax (benefit) expense	-	-
	$1,370	$3,229
Income tax expense (benefits)
	2020	2019
Current tax expense	$15,187	$35,456
Deferred tax expense (benefits)	-	129,812
	$15,187	$165,268

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES
	For the six months ended June 30,
	2022	2021

Loss before tax	$(313,789)	$(187,930)
Tax (credit) calculated at statutory tax rate (25%)	(78,447)	(46,983)
Valuation allowance	79,817	50,212
	$1,370	$3,229

	2020	2019
Income (loss) before tax	$(225,393)	$539,207
Tax (credit)/expense calculated at statutory tax rate	(56,348)	134,802
Income tax exemptions and reliefs	(43,805)	(72,418)
Income tax difference under difference tax jurisdictions	29,273	65,596
Others (Note 1)	86,067	37,288
	$15,187	$165,268